Document and Entity Information	Nov. 03, 2022
Cover [Abstract]
Entity Address, State or Province	CA
Amendment Flag	true
Entity Central Index Key	0001565687
Document Type	8-K/A
Document Period End Date	Nov. 03, 2022
Entity Registrant Name	Intapp, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40550
Entity Tax Identification Number	46-1467620
Entity Address, Address Line One	3101 Park Blvd
Entity Address, City or Town	Palo Alto
Entity Address, Postal Zip Code	94306
City Area Code	(650)
Local Phone Number	852-0400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	INTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On November 8, 2022, Intapp, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) to report that Martin Fichtner was appointed to the Company’s Board of Directors (the “Board”) on November 3, 2022, and effective as of November 15, 2022. This amendment to the Original 8-K is being filed to report that the Board has appointed Mr. Fichtner to the Board’s Compensation Committee, on and effective as of November 15, 2022.